TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2013	2012
	U.S. $ in thousands

Operating loss carryforward	25,156	22,067

Net deferred tax asset before valuation allowance	8,961	8,340
Valuation allowance	(8,961)	(8,340)
Net deferred tax asset	-	-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss from continuing operations, before taxes on income, consists of the following:

	Year ended December 31,
	2013	2012
	U.S. $ in thousands

United States	(1,379)	(1,197)
Israel	(3,694)	(2,233)
	(5,073)	(3,430)